SCHEDULE OF PROPERTY PLANT AND EQUIPMENT BALANCES (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost, beginning balance	£ 5,432,180
Cost, additions	20,853
Cost, ending balance	5,453,033
Depreciation, beginning balance	4,157,382
Depreciation expense	222,807	£ 330,260
Depreciation, ending balance	4,380,189
Net book value	1,072,844		£ 1,274,798
Facilities And Scientific Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	4,979,026
Cost, additions	20,853
Cost, ending balance	4,999,879
Depreciation, beginning balance	3,731,217
Depreciation expense	215,067
Depreciation, ending balance	3,946,284
Net book value	1,053,595		1,247,809
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	366,823
Cost, additions
Cost, ending balance	366,823
Depreciation, beginning balance	341,763
Depreciation expense	6,734
Depreciation, ending balance	348,497
Net book value	18,326		25,060
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	86,331
Cost, additions
Cost, ending balance	86,331
Depreciation, beginning balance	84,402
Depreciation expense	1,006
Depreciation, ending balance	85,408
Net book value	£ 923		£ 1,929